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PROSPECTUS

33 Whitehall Street, 10th Floor
New York, New York 10004
(800) 851-0511

Commodity Trends Strategy Fund
Investor Class (DXCTX)
Institutional Class (DXCIX)
Class C shares (DXSCX)
Service Class

Financial Trends Strategy Fund
Investor Class (DXFTX)
Institutional Class (DXFIX)
Class C shares (DXFCX)
Service Class

Direxion/Wilshire Dynamic Fund
Investor Class (DXDWX)
Institutional Class (DXDIX)
Class C shares (DXWCX)
Service Class

Direxion Long/Short Global IPO Fund
Investor Class (DXIIX)
Institutional Class (DXIPX)
Class C shares (DXGCX)
Service Class

www.direxionfunds.com

Please note that shares of each Fund may not be available in all states. Shares of each Fund are only available in states in which they are authorized for purchase.

Like shares of all mutual funds, these securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”) nor has the SEC passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

February 28, 2010
(As Supplemented April 20, 2010)

Table of Contents - Prospectus

In deciding whether to invest in the funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the “SAI”).  The Direxion Funds (the “Trust”) has not authorized the use of this Prospectus in any state or jurisdiction in which such an offering may not legally be made.

i

SUMMARY SECTION

Commodity Trends Strategy Fund

Investment Objective
The Commodity Trends Strategy Fund seeks daily investment results, before fees and expenses, that track the Alpha Financial Technologies Commodity Trends Indicator (“AFT CTI”).

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class		Class C shares		Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee(2) (as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund and the Subsidiary(3)		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses of the Fund(1)		0.64%		0.39%		0.64%		0.64%
Shareholder Servicing Fee	0.25%		N/A		0.25%		0.25%
Acquired Fund Fees and Expenses		0.13%		0.13%		0.13%		0.13%
Total Annual Fund Operating Expenses(2)		1.87%		1.37%		2.37%		2.37%
(1)
Under an investment advisory agreement between the Trust and Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) The Fund pays the Adviser an advisory fee at an annual rate of 0.85% of the Fund’s average daily assets managed by the Adviser that are not invested in the Subsidiary.  The Adviser has entered into a separate agreement with the Subsidiary pursuant to which the Subsidiary pays the Adviser an advisory fee at an annual rate of 0.85% of the Subsidiary’s average daily net assets.

(2)
The Adviser has contractually agreed to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at any time by the Board of Trustees.

(3)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

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Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$190	$588	$1,011	$2,190
Institutional Class	$139	$434	$750	$1,646
Class C	$338	$832	$1,353	$2,779
Service Class	$240	$739	$1,265	$2,706

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Fund is managed to track the performance of the AFT CTI, an index that seeks to benefit from trends (in either direction) in the commodity futures markets.  The Fund invests in a combination of commodity-linked derivatives and fixed income securities directly and/or indirectly through in its wholly-owned subsidiary (the “Subsidiary”) in order to track the investment returns of the AFT CTI within the limitations of the federal tax requirements applicable to regulated investment companies.  These commodity-linked derivatives include commodity and financial futures, options and swap contracts and commodity-linked structured notes.  Each of these commodity-linked derivatives may be positioned either long or short based on their prices relative to their average price over a recent period.  The fixed income securities in which the Fund may invest include U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less.  The Fund uses the fixed-income securities as investments and to collaterize its commodity-linked derivative exposure on a day-to-day basis.  On certain occasions, the Fund may employ leveraging techniques to match the AFT CTI.

Principal Investment Risks
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

•
Risks of Investing in Commodity-Linked Derivatives.  The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and the value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

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•
Risks of Investing in the Subsidiary.  By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked derivatives investments.  Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund, as an investor in the Subsidiary, will not have the same protections offered to shareholders of other registered investment companies.

•
High Portfolio Turnover.  The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increase net short-term capital gains and may adversely affect the Fund’s performance.

•
Tax Risk.  The Fund intends to treat the income it derives from commodity-linked derivatives and the Subsidiary as “qualifying income” under the Internal Revenue Code of 1986, as amended, based on numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or Rafferty (which only those parties may cite as precedent).  If, however, the Internal Revenue Service decides to change its position with respect to the conclusions reached in the PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a regulated investment company for tax purposes.

•
Risk of Tracking Error.  The Fund’s return may not match the return of the AFT CTI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Leverage Risks.  The Fund invests in derivatives, which may result in leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund’s return more volatile, which may affect the performance of the Fund.

•
Derivatives Risks.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.

•
Counterparty Risks.  The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements expose the Fund to the risk that a counterparty may default and result in a loss to the Fund.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

•
Market Risk.  The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

•	Risk of Non-Diversification. A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

•
Risks of Options and Futures Contracts.  Options and futures prices may diverge from prices of their underlying instruments.  Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.

•
Risks of Investing in Other Investment Companies and ETFs.  Investments in the securities of other investment companies and ETFs may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

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•
Risks of Investing in Equity Securities.  Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

•
Risks of Shorting Instruments.  Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

•
Adverse Market Conditions.  The performance of the Fund is designed to correlate to the performance of an index or benchmark.  As a consequence, the Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

•
Risks of Volatile Markets.  The performance of the Fund is designed to correlate to the performance of the AFT CTI, which follows a quantitative methodology to track the prices of a diversified portfolio of 16 traditional commodity futures contracts, or “components.”  Significant short-term price movements in those components could adversely impact the performance of both the components and the Fund.

•
Credit Risk.  The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

•	Sector Risk. Sector Risk is the risk of the Fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

Performance
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Investor Class shares.  The table shows how the Fund’s average annual returns for the 1 year and since inception periods compare with those of a broad-based market index for the same periods.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Commodity Trends Strategy Fund – Investor Class
Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 1.19% for the quarter ended September 30, 2009 and its lowest calendar quarter return was -5.39% for the quarter ended June 30, 2009.

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Average Annual Total Returns
(For the periods ended December 31, 2009)
	One Year	Since Inception (6/10/2008)
The Commodity Trends Strategy Fund – Investor Class
Return Before Taxes	-11.30%	-2.14%
Return After Taxes on Distributions	-12.15%	-2.79%
Return After Taxes on Distributions and Sale of Fund Shares	-7.36%	-2.19%
AFT Commodity Trends Indicator (reflects no deduction for fees, expenses or taxes)	-9.78%	-4.16%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager.  The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Manager	Years of Service with the Adviser	Primary Title
Paul Brigandi	Since 2004	Portfolio Manager
Adam Gould	Since 2007	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Commodity Trends Strategy Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The Fund accepts investment in the following minimum amounts:

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Financial Trends Strategy Fund

Investment Objective
The Financial Trends Strategy Fund seeks investment results comparable to the performance of the Alpha Financial Technologies Financial Trends Indicator (“AFT FTI”).

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class		Class C shares		Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund		0.85%		0.85%		0.85%		0.85%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses(1)		0.65%		0.40%		0.65%		0.65%
Shareholder Servicing Fee	0.25%		N/A		0.25%		0.25%
Acquired Fund Fees and Expenses		0.13%		0.11%		0.13%		0.13%
Total Annual Fund Operating Expenses(2)		1.88%		1.36%		2.38%		2.38%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at any time by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$191	$591
Institutional Class	$138	$431
Class C	$339	$835
Service Class	$241	$742

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Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Fund is managed to track the AFT FTI; an index which reflects price changes in eight components, six currency and two fixed income market components.  The Fund invests primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds (“ETFs”) and other investment companies.  The Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the AFT FTI, but may not, at all times, invest in the same underlying securities or derivatives.  In addition, on a day-to-day basis, the Fund will hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives exposure.  Like the AFT FTI, the Fund’s investments in each sector will be positioned long or short depending upon price trends within that sector.  The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Investment Risks
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

•
High Portfolio Turnover.  The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increase net short-term capital gains and may adversely affect the Fund’s performance.

•
Risk of Tracking Error.  The Fund’s return may not match the return of the AFT FTI due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

•
Leverage Risks.  The Fund invests in derivatives, which may result in leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund’s return more volatile, which may affect the performance of the Fund.

•
Derivatives Risks.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.

•
Counterparty Risks.  The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements expose the Fund to the risk that a counterparty may default and result in a loss to the Fund.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

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•
Market Risk.  The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

•	Risk of Non-Diversification. A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

•
Risks of Options and Futures Contracts.  Options and futures prices may diverge from prices of their underlying instruments.  Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.

•
Interest Rate Changes.  Debt securities have varying levels of sensitivity to changes in interest rates.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

•
Risks of Investing in Other Investment Companies and ETFs.  Investments in the securities of other investment companies and ETFs may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

•
Risks of Investing in Equity Securities.  Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

•
Risks of Investing in Foreign Instruments.  Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

•
Currency Risks.  Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Additionally, the Fund may invest in a limited number of currencies.  As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s NAV and total return than if the Fund held a more diversified number of currencies.

•
Risks of Shorting Instruments.  Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

•
Adverse Market Conditions.  The performance of the Fund is designed to correlate to the performance of an index or benchmark.  As a consequence, the Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

•	Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

•
Risks of Volatile Markets.  The performance of the Fund is designed to correlate to the performance of the AFT FTI, which attempts to capture the long-term economic advantage of rising and declining trends in certain currency and fixed income market sectors.  Significant short-term price movements in those sectors could adversely impact the performance of both the AFT FTI and the Fund.

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•
Credit Risk.  The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

•
Valuation Time Risk.  The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time).  Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.  As a result, the daily performance of the Fund, if it tracks a foreign market index, can vary from the performance of that index.

Performance
No performance is provided for the Fund because it does not have annual returns for at least one calendar year prior to the date of the Prospectus.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Portfolio Manager.  The following members of Rafferty’s investment team are jointly and primarily responsible for the day-to-day management of the Fund:
Portfolio Manager	Years of Service with the Adviser	Primary Title
Paul Brigandi	Since 2004	Portfolio Manager
Adam Gould	Since 2007	Portfolio Manager

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Financial Trends Strategy Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The Fund accepts investment in the following minimum amounts:

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion/Wilshire Dynamic Fund

Investment Objective
The Direxion/Wilshire Dynamic Fund seeks capital appreciation.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class		Class C shares		Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses(1)		0.55%		0.45%		0.55%		0.55%
Shareholder Servicing Fee	0.25%		0.15%		0.25%		0.25%
Acquired Fund Fees and Expenses		0.27%		0.27%		0.27%		0.27%
Total Annual Fund Operating Expenses(2)		1.82%		1.47%		2.32%		2.32%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at any time by the Board of Trustees.

(2)
Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the “Financial Highlights” section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$185	$573
Institutional Class	$150	$465
Class C	$333	$817
Service Class	$235	$724

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Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategy
Under normal circumstances, the Fund is managed by the Adviser pursuant to Wilshire Associates Incorporated’s (“Wilshire” or the “Subadviser”) traditional asset allocation model which allocates approximately 60% of the Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Subadviser’s outlook for the market.  By comparing the Subadviser’s own forecasts with those forecasts of a universe of institutional investors, the Subadviser is able to identify asset classes that it believes are over- and under-valued.  The differences between the Subadviser’s forecasts and those of the universe of institutional investors represent opportunities that can be exploited through disciplined tactical, or short-term, asset allocation strategies.  The Subadviser’s tactical model evaluates asset class allocations on a monthly basis and makes relevant adjustments, which may result in a high portfolio turnover rate for the Fund.

The Adviser will implement these strategies for the Fund through the use of financial instruments, including futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts, repurchase agreements and reverse repurchase agreements (collectively, “Financial Instruments”), to maximize the Fund’s risk-adjusted return.  The equity portion of the Fund is comprised of the common stocks, preferred stocks, convertible securities and warrants of U.S. and foreign issuers, including small and mid capitalization companies and open- and closed-end investment companies, ETFs and Financial Instruments that provide exposure to U.S. and foreign equity indices.  The fixed income portion of the Fund’s portfolio is comprised of high-quality fixed income securities including investment-grade bonds, debt securities issued by U.S. government and corporate issuers and Financial Instruments.

In response to market conditions, the Subadviser may recommend that the Adviser rebalance the Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations.  The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Investment Risks
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

•
High Portfolio Turnover.  The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as potentially adverse tax consequences, to the Fund’s shareholders from distributions of increase net short-term capital gains and may adversely affect the Fund’s performance.

•	Leverage Risks. Leverage can magnify the effects of changes in the value of the Fund and make the Fund’s return more volatile, which may affect the performance of the Fund.

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•
Derivatives Risks.  Investments in certain Financial Instruments, including derivatives, are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.

•
Counterparty Risks.  The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements expose the Fund to the risk that a counterparty may default and result in a loss to the Fund.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

•
Market Risk.  The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

•	Risk of Non-Diversification. A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

•
Risks of Options and Futures Contracts.  Options and futures prices may diverge from prices of their underlying instruments.  Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.

•
Interest Rate Changes.  Debt securities have varying levels of sensitivity to changes in interest rates.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

•
Risks of Investing in Other Investment Companies and Exchange Traded Funds (“ETFs”).  Investments in the securities of other investment companies and ETFs may involve duplication of advisory fees and certain other expenses.  Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

•
Risks of Investing in Equity Securities.  Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

•
Risks of Investing in Foreign Instruments.  Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

•
Risks of Investing in Small and Mid Capitalization Companies.  Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies, since smaller companies may have more limited operating history, product lines, and financial resources than larger companies.

•
Risks of Shorting Instruments.  Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

•
Adverse Market Conditions.  The performance of the Fund is designed to correlate to the performance of an index or benchmark.  As a consequence, the Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

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•
Credit Risk.  The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

•	Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

•
Valuation Time Risk.  The Fund values its portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).   Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.  As a result, the daily performance of the Fund, if it tracks a foreign market index, can vary from the performance of that index.

Performance
No performance is provided for the Fund because it does not have annual returns for at least one calendar year prior to the date of the Prospectus.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser.  Wilshire Associates Incorporated is the Fund’s investment subadviser.

Portfolio Manager.  Wilshire’s portfolio management team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Cleo Chang	Since Fund Inception	Vice President of Wilshire and Lead Portfolio Manager of the Fund
James St. Aubin	Since Fund Inception	Vice President of Wilshire and Co-Portfolio Manager of the Fund

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Direxion/Wilshire Dynamic Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The Fund accepts investment in the following minimum amounts:

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRAs.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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Direxion Long/Short Global IPO Fund

Investment Objective
The Direxion Long/Short Global IPO Fund seeks capital appreciation.

Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class		Class C shares		Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None		None		None
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)		None		None		1.00%		None
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 90 days of date of purchase, if applicable)		1.00%		1.00%		None		1.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees of the Fund		0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees		0.25%		None		0.75%		0.75%
Other Expenses(1)		0.90%		0.65%		0.90%		0.90%
Shareholder Servicing Fee	0.25%		N/A		0.25%		0.25%
Total Annual Fund Operating Expenses(2)		1.90%		1.40%		2.40%		2.40%
(1)
Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has contractually agreed to pay all expenses of the Fund other than the following:  management fees, distribution and/or service fees, shareholder servicing fee, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.  This agreement may be terminated at any time by the Board of Trustees.

(2)
The Fund is required to disclose Acquired Fund Fees and Expenses in the fee table above.  Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Other Expenses of the Fund and Total Other Expenses include estimated Acquired Fund Fees and Expenses of less than 0.01% of the Fund’s average daily net assets for the fiscal period ended October 31, 2010.

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Example. The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Investor Class	$193	$597
Institutional Class	$143	$443
Class C	$341	$841
Service Class	$243	$748

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  There is no portfolio turnover for the Fund, because it had not commenced operations prior to the date of the Prospectus.

Principal Investment Strategy
During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its nets assets (plus the amount of any borrowing for investment purposes)  in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs.  These financial instruments include, but are not limited to: American and global depositary receipts; futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; and reverse repurchase agreements.  In addition, on a day-to-day basis, the Fund will hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives exposure.  The Fund’s investments in IPOs will be positioned long or short, depending upon IPOX® Capital Management, LLC’s (the “Subadviser”) outlook for an IPO. The Fund will generate at least 40% of its exposure through positions, long or short, in international issuers.  In general, the Fund also will seek to balance long and short exposure on an equal basis, meaning for each dollar invested, the Fund would expect to have $1 of long exposure and $1 of short exposure.  In the event that Fund is able to participate in IPOs at offering price, it may be net long from time to time.  The portfolio will be re-evaluated and modified on a monthly basis, and these modifications may result in a high portfolio turnover rate for the Fund.

Principal Investment Risks
An investment in the Fund entails risk.  The Fund could lose money or its performance could trail that of other investment alternatives.  Rafferty cannot guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

•
Adverse Market Conditions Risk - The Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals, including a broad stock market decline or a decline in the Fund’s particular holdings.

Table of Contents - Prospectus

•
Counterparty Risk - The Fund may invest in financial instruments, including swap agreements, that enable the Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments. Swap agreements expose the Fund to the risk that a counterparty may default and result in a loss to the Fund.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

•
Currency Exchange Rate Risk - Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

•
Derivatives Risk - Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and increase the Fund’s volatility.  The Fund may also be exposed to additional risk for directly investing in derivatives, and incur larger losses and smaller gains, rather than investing in the underlying securities of a derivative.

•
Emerging Markets Risk - Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.   There may also be risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

•
Risks of Investing in Equity Securities - Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

•
Risks of Investing in Foreign Instruments - Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

•
High Portfolio Turnover - The Fund may experience high portfolio turnover, which involves correspondingly greater expenses to the Fund, as well as adverse tax consequences to the Fund’s shareholders from distributions of increase net short-term capital gains and may adversely affect the Fund’s performance.

•
IPO Risk – The Fund invests in companies that have recently conducted an IPO.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of revenues or operating income.  Foreign IPOs are subject to “Risks of Investing in Foreign Instrument Risk” and “Currency Exchange Rate Risk” described above.

•
Leverage Risk – The Fund invests in derivatives, which may result in leverage.  Leverage can magnify the effects of changes in the value of the Fund and make the Fund’s return more volatile, which may affect the performance of the Fund.

•
Market Risk - The Fund is subject to market risks that can affect the value of its shares.  These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

•	Risk of Non-Diversification - A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

Table of Contents - Prospectus

•
Risks of Options and Futures Contracts - Options and futures prices may diverge from prices of their underlying instruments.  Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by the Fund.

•	Security Selection Risk - Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

•
Risks of Shorting Instruments - Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

•
Valuation Time Risk - The Fund values its portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).  Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.

•
Risks of Volatile Markets - The Fund attempts to capture the economic advantage of investing in equity securities of IPOs.  Significant short-term price movements in those securities could adversely impact the performance.

Performance
No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of the Prospectus.  Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

Management
Investment Adviser.  Rafferty Asset Management, LLC is the Fund’s investment adviser.

Investment Subadviser.  IPOX® Capital Management, LLC (“IPOX Capital”) is the Fund’s investment subadviser.

Portfolio Manager.  IPOX Capital’s portfolio management team has the day-to-day responsibility for managing the Fund’s asset allocation under the supervision of Rafferty:

Portfolio Manager	Years of Service with the Fund	Primary Title
Josef Schuster	Since Fund Inception	Founder of IPOX Schuster LLC and IPOX Capital; Portfolio Manager
Darren Fabric	Since Fund Inception	Co-Portfolio Index Manager

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Direxion Funds – Direxion Long/Short Global IPO Fund, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by wire transfer, by telephone at (800) 851-0511, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The Fund accepts investment in the following minimum amounts:

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0

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Tax Information
The Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus

DETAILS ABOUT THE FUNDS

This Prospectus relates to the Investor Class, Institutional Class, Class C and Service Class shares of the Commodity Trends Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund (each a “Fund” and, collectively, the “Funds”).  Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund.  In addition, Wilshire Associates Incorporated (“Wilshire”) serves as subadviser to the Direxion/Wilshire Dynamic Fund and IPOX® Capital Management, LLC (“IPOX Capital”) serves as subadviser to the Direxion Long/Short Global IPO Fund (each a “Subadviser”).

Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  These events and possible continued market turbulence may have an adverse effect on the Funds.  Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

Commodity Trends Strategy Fund

Principal Investment Strategy.  The Commodity Trends Strategy Fund is managed to track the performance of the AFT CTI, which seeks to benefit from trends (in either direction) in the commodities futures markets.  The Fund invests in a combination of commodity-linked derivatives and fixed income securities directly and/or indirectly through its wholly-owned subsidiary (the “Subsidiary”).  The Commodity Trends Strategy Fund typically invests in commodity-linked derivatives principally through the Subsidiary.  These commodity-linked derivatives include commodity and financial futures, options and swap contracts and commodity-linked structured notes.  The commodity-linked derivatives are positioned either long or short (except for the energy sector contracts, which cannot have a short position) based on their prices relative to their average price over a recent period, or “moving averages”.  The Commodity Trends Strategy Fund also may invest directly in exchange-traded funds (“ETFs”) and other investment companies that provide exposure to managed commodities and equity securities. On certain occasions, the Fund may employ leveraging techniques to match its underlying benchmark.

The Commodity Trends Strategy Fund holds U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less as investments and to collateralize its commodity-linked derivative exposure on a day-to-day basis.

The Commodity Trends Strategy Fund may invest in the Subsidiary.  The Commodity Trends Strategy Fund’s investment in the Subsidiary may not exceed 25% of the value of the Commodity Trends Strategy Fund’s total assets (ignoring any subsequent market appreciation).  This is pursuant to the Internal Revenue Code and is measured at each fiscal quarter end.  The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund.  The Commodity Trends Strategy Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies.  The Subsidiary invests principally in commodity and financial futures, options and swap contracts and commodity-linked structured notes, as well as certain fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.  Unlike the Commodity Trends Strategy Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, though the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to the Commodity Trends Strategy Fund’s transactions in these instruments.  To the extent applicable, the Subsidiary otherwise is subject to the same fundamental and non-fundamental investment restrictions as the Commodity Trends Strategy Fund, and in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares.  The Commodity Trends Strategy Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.

Table of Contents - Prospectus

Target Index.  The AFT CTI is an index that seeks to benefit from trends (in either direction) in the commodity futures markets.  The AFT CTI follows a quantitative methodology to track the prices of a diversified portfolio of traditional commodity futures contracts, or “components” on 16 different tangible commodities.  The components are grouped into 6 sectors with the following percentage allocations as of January 1, 2010: (1) Energy: 37.5%; (2) Industrial Metals: 10%; (3) Precious Metals: 10.5%; (4) Livestock: 10%; (5) Grains: 23%; and (6) Softs, which include coffee, cocoa, cotton, and sugar: 9%.  Each of the six sectors of the AFT CTI is held either long or short by the AFT CTI, depending upon price trends within that sector, with the exception of energy, which is held long or flat, meaning that there is no position.  In the event that there is no energy position, the sector is allocated to the other five sectors of the AFT CTI on a pro-rata basis.  The AFT CTI sectors are rebalanced monthly to their fixed weights noted above and the components are rebalanced annually at the end of each calendar year.

This security is not sponsored, endorsed, sold or promoted by Alpha Financial Technologies, LLC (“AFT”).  AFTs only relationship to Rafferty Asset Management, LLC is the licensing of certain trademarks and trade names of AFT and of the AFT CTI index which was created, compiled, maintained and owned by AFT without regard to the security. All intellectual property and other items provided by AFT or its affiliate or agent in regard to the Index are furnished on an “as is” basis without warranties, guarantees or other terms concerning merchantability, title, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness, or quality. In addition, neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the AFT CTI.

Financial Trends Strategy Fund

Principal Investment Strategy.  The Financial Trends Strategy Fund is managed to track the AFT FTI.  The Financial Trends Strategy Fund invests primarily in derivatives, including currency and financial futures contracts, options and swap contracts, but may also invest directly in currencies, equity securities and fixed income securities, and in exchange-traded funds (“ETFs”) and other investment companies.  The Financial Trends Strategy Fund will attempt to achieve the same weightings among the Euro, Yen, Pound, Swiss Franc, Australian Dollar, Canadian Dollar and U.S. Treasury Notes as the AFT FTI, but may not, at all times, invest in the same underlying securities or derivatives.  In addition, on a day-to-day basis, the Financial Trends Strategy Fund will hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives exposure.  Like the AFT FTI, as described below, the Financial Trends Strategy Fund’s investments in each sector will be positioned long or short depending upon price trends within that sector.  The Financial Trends Strategy Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Target Index.  The AFT FTI is an index which reflects price changes in eight components, six currency and two fixed income market components.  Unlike traditional indexes, which only reflect long positions in the relevant components, the AFT FTI may reflect either a long or a short position in each of the eight components.  This means that the value of a component of the AFT FTI should rise if the AFT FTI reflects a long position in that component and the price of the component rises or the AFT FTI reflects a short position in that component and the price of the component declines.  Conversely, the value of a component should decline if the AFT FTI reflects a long position in that component and the price of the component declines or the AFT FTI reflects a short position in that component and the price of the component rises.  The determination as to whether the AFT FTI reflects a long or short position in each component is reevaluated on a monthly basis based on the price behavior of each of the eight components relative to its average price over a recent period, or “moving average,” in an attempt to capture the long-term economic advantage of rising and declining trends in the currency and fixed income markets.  As of January 1, 2010, the AFT FTI’s component allocations were:  (1) Euro:  26%; (2) Yen:  24%; (3) Pound:  10%; (4) Swiss Franc:  4%; (5) Australian Dollar:  4%; (6) Canadian Dollar:  2%; (7) U.S. Treasury Bonds:  15%; and (8) U.S. Treasury Notes:  15%.

This security is not sponsored, endorsed, sold or promoted by Alpha Financial Technologies, LLC (“AFT”).  AFTs only relationship to Rafferty Asset Management, LLC is the licensing of certain trademarks and trade names of AFT and of the AFT FTI index which was created, compiled, maintained and owned by AFT without regard to the security. All intellectual property and other items provided by AFT or its affiliate or agent in regard to the Index are furnished on an “as is” basis without warranties, guarantees or other terms concerning merchantability, title, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness, or quality. In addition, neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the AFT FTI.

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Direxion/Wilshire Dynamic Fund

To achieve its investment objective, the Direxion/Wilshire Dynamic Fund combines a strategic asset allocation with a “tactical overlay” to position the Direxion/Wilshire Dynamic Fund defensively or aggressively, depending upon the outlook of the Subadviser.  The Direxion/Wilshire Dynamic Fund’s investment objective is not a fundamental policy and may be changed by the Direxion/Wilshire Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategy.  Under normal circumstances, the Direxion/Wilshire Dynamic Fund is managed by the Adviser pursuant to the Subadviser’s traditional asset allocation model which allocates approximately 60% of the Direxion/Wilshire Dynamic Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Direxion/Wilshire Dynamic Fund’s risk exposure based on the Subadviser’s outlook for the market.  The Subadviser’s tactical model evaluates asset class allocations on a monthly basis.  In response to market conditions, the Subadviser may recommend that the Adviser rebalance the Direxion/Wilshire Dynamic Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations.  The Adviser will implement these strategies for the Direxion/Wilshire Dynamic Fund through the use of financial instruments, including futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts, repurchase agreements and reverse repurchase agreements (collectively, “Financial Instruments”), to maximize the Direxion/Wilshire Dynamic Fund’s risk-adjusted return.  There is no limit on the amount of the Direxion/Wilshire Dynamic Fund’s assets that may be invested in Financial Instruments.  The Direxion/Wilshire Dynamic Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser’s traditional 60% equity and 40% fixed income asset allocation model defines the broad long-term guidelines for the Direxion/Wilshire Dynamic Fund’s portfolio.  The Subadviser’s Tactical Asset Allocation (“TAA”) defines the short-term, generally minor, variations that the Subadviser will recommend that the Adviser employ to enhance returns or hedge risk by taking advantage of market pricing anomalies or strong market sectors.

The TAA methodology begins with its own set of asset class forecasts derived from proprietary analytic tools and universes.  By comparing the Subadviser’s own forecasts with those forecasts of a universe of institutional investors, the Subadviser is able to identify asset classes that it believes are over- and under-valued.  The differences between the Subadviser’s forecasts and those of the universe of institutional investors represent opportunities that can be exploited through disciplined tactical, or short-term, asset allocation strategies.  The process of developing the tactical overlay begins with a pairing of asset classes or sub-classes such as equity and fixed income or domestic and international equity.  These pairings also may include more narrow distinctions, such as large-cap versus small-cap equity, or investment- versus non-investment-grade bonds.  On a monthly basis, the Suabadviser recommends that the Adviser implement tactical allocation strategies designed to increase or decrease the risk of the portfolio by as much as 30%.  The maximum aggressive tactical asset allocation would result in the Direxion/Wilshire Dynamic Fund’s net assets being exposed to the baseline allocation at 130%, meaning a leveraged portfolio with an effective 78% allocation to equities and a 52% allocation to fixed income.  Conversely, the most conservative tactical allocation would result in the Direxion/Wilshire Dynamic Fund’s net assets being exposed to the baseline allocation at 70%, meaning a 42% allocation to equities and a 28% allocation to fixed income.  This means that the Direxion/Wilshire Dynamic Fund’s equity investments may range from approximately 42% to 78% of the Direxion/Wilshire Dynamic Fund’s net assets and the Direxion/Wilshire Dynamic Fund’s fixed income investments may range from approximately 28% to 52% of the Direxion/Wilshire Dynamic Fund’s net assets.  This investment strategy is intended to provide investors with a long-term market approach that incorporates increased or decreased risk exposure depending on the Subadviser’s expectation of short-term market risk or opportunity.

The equity portion of the Direxion/Wilshire Dynamic Fund’s portfolio is comprised of the common stocks, preferred stocks, convertible securities and warrants of U.S. and foreign issuers, including small and mid capitalization companies and open- and closed-end investment companies, ETFs and Financial Instruments that provide exposure to U.S. and foreign equity indices.

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The fixed income portion of the Direxion/Wilshire Dynamic Fund’s portfolio is comprised of high-quality fixed income securities including investment-grade bonds, debt securities issued by U.S. government and corporate issuers and Financial Instruments.  The Direxion/Wilshire Dynamic Fund defines investment-grade debt securities as those that are rated within the four highest ratings categories by Moody’s Investors Service®, Inc. (“Moody’s”) or S&P® Ratings Services or that are unrated but determined by the Fund’s adviser to be of quality equivalent to those within the four highest ratings of Moody’s or S&P®.  The Direxion/Wilshire Dynamic Fund’s fixed income investments also may include short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities, repurchase agreements and money market funds.  The Direxion/Wilshire Dynamic Fund may invest in high yield corporate debt securities, commonly referred to as “junk bonds.”

Direxion Long/Short Global IPO Fund

To achieve its investment objective, the Direxion Long/Short Global IPO Fund invests in initial public offerings (“IPOs”) and spin-offs using a combined long/short strategy developed by the Subadviser.  The Direxion Long/Short Global IPO Fund’s investment objective is not a fundamental policy and may be changed by the Direxion Long/Short Global IPO Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategy.  The Direxion Long/Short Global IPO Fund invests primarily in equity securities issued in connection with IPOs and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs.  These financial instruments include, but are not limited to: American and global depositary receipts; futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; and reverse repurchase agreements.  In addition, on a day-to-day basis, the Direxion Long/Short Global IPO Fund will hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives exposure.  The Direxion Long/Short Global IPO Fund’s investments in IPOs will be positioned long or short, depending upon the Subadviser’s outlook for an IPO.

Under normal circumstances, the Direxion Long/Short Global IPO Fund is managed by the Adviser pursuant to the Subadviser’s global long/short strategy (“Strategy”).  The Strategy classifies IPO’s as a distinct asset class for a substantial period of time in aftermarket trading.  It is based on the concept that non-fundamental, institutional frictions (such as short-selling constraints, lack of analyst coverage or the “quiet” period) drive positive short-term IPO returns.  However, the Strategy also is based on the belief that, while a large number of global companies go public over market cycles, relatively few such companies will perform well over the long-term due to a gradual correction of an initial overvaluation.

Pursuant to the Strategy, the Subadviser constructs a long/short portfolio of IPO stocks using a well-defined quantitative index calculation procedure proprietary to the Subadviser.  The portfolio includes approximately +100% of IPOs from a dedicated IPOX Global Sequential Portfolio (representing the Strategy’s “Long Component”) and approximately -100% of IPOs from another dedicated IPOX Global Calendar Time Portfolio (representing the Strategy’s “Short Component”).  Selected stocks in the Long Component must have: (1) greater than a 15 percent float at the IPO date; and (2) a minimum 20-day average daily equity turnover exceeding $2 million.  The Subadviser intends to hold IPOs in the Long Component for an average period of 250 trading days.  Selected stocks in the Short Component must have: (1) a minimum 20-day average daily equity turnover exceeding $2 million; and (2) gross proceeds of a minimum of $300 million at the IPO date.  To facilitate shorting and reduce borrowing costs, selected stocks in the Short Component are restricted to companies listed on a developed market stock exchange.  Companies in both the Long and Short Components must have a total minimum market capitalization of $50 million (or the local equivalent).  After identifying a universe of potential securities based on the Strategy, the Subadviser applies a quantitative screening process to decide which securities to recommend for purchase by the Direxion Long/Short Global IPO Fund.  The Direxion Long/Short Global IPO Fund may invest in an IPO at its initial offering price or at a period of time subsequent to the IPO.

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PRINCIPAL RISKS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Rafferty cannot guarantee that any of the Funds will achieve their objectives.  In addition, the Funds present some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Funds.  Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds.  The table below provides the principal risks of investing in the Funds.  Following the table, each risk is explained.

	Commodity Trends Strategy Fund	Financial Trends Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Long/Short Global IPO Fund
Adverse Market Conditions	X	X	X	X
Counterparty Risks	X	X	X	X
Credit Risk	X	X	X
Currency Exchange Rate Risk				X
Currency Risks		X
Derivatives Risks	X	X	X	X
Emerging Markets Risk				X
High Portfolio Turnover	X	X	X	X
High-Yield Securities Risk			X
Interest Rate Changes		X	X
IPO Risk				X
Leverage Risks	X	X	X	X
Market Risk	X	X	X	X
Risk of Non-Diversification	X	X	X	X
Risk of Tracking Error	X	X
Risks of Investing in Commodity-Linked Derivatives	X
Risks of Investing in Equity Securities	X	X	X	X
Risks of Investing in Foreign Instruments		X	X	X
Risks of Investing in Other Investment Companies and ETFs	X	X	X
Risks of Investing in Small and Mid Capitalization Companies			X
Risks of Options and Futures Contracts	X	X	X	X
Risks of Shorting Instruments	X	X	X	X
Risks of Volatile Markets	X	X		X
Risks of Investing in Subsidiary	X
Sector Risk	X
Security Selection Risk		X	X	X
Tax Risk	X
Valuation Time Risk		X	X	X

Adverse Market Conditions
Each Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals, including a broad stock market decline or a decline in a Fund’s particular holdings.

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Counterparty Risks
Each Fund may invest in financial instruments, including swap agreements, that enables a Fund to hedge a position or to gain exposure to securities or an index without investing in specific securities or instruments.  Swap agreements are two-party contracts whereby the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  Swap agreements expose a Fund to the risk that a counterparty may default and result in a loss to a Fund.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk
A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Currency Exchange Rate Risk
Changes in foreign currency exchange rates will affect the value of what the Fund owns and its share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.

Currency Risks
The Financial Trends Strategy Fund invests in currencies and currency-related derivatives.  Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.  Additionally, the Fund may invest in a limited number of currencies.  As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s NAV and total return than if the Fund held a more diversified number of currencies.

Derivatives Risks
The Funds use investment techniques which may be considered aggressive, including investments in derivatives.  The derivative instruments in which the Funds may invest include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices and futures contracts.  Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index.  This will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  As a result, a Fund may incur larger losses or smaller gains than otherwise would be the case if the Fund invested directly in the underlying securities.

Emerging Markets Risk
Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.   There may also be risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

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High Portfolio Turnover
Each Fund may experience high portfolio turnover, which involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also will result in adverse tax consequences to a Fund’s shareholders to the extent they generate net gains that must be distributed to them to satisfy a certain tax requirement.  The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance.  The risks associated with high portfolio turnover will have a negative impact on longer-term investments.

High-Yield Securities Risk
The Dynamic Fund may invest in high-yield securities.  Investments in securities rated below investment grade or “junk bonds” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of the fund’s securities, the achievement of the fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Interest Rate Changes
Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  The impact of an interest rate change may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

IPO Risk
The Direxion Long/Short Global IPO Fund invests in companies that have recently conducted an IPO.  Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility.  The limited number of shares available for trading in some IPOs may make it more difficult for the Direxion Long/Short Global IPO Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.  In addition, some IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors.  Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of revenues or operating income.  Foreign IPOs are subject to “Risks of Investing in Foreign Instruments” and “Currency Exchange Rate” Risk described in this section.

Leverage Risks
Leverage can magnify the effects of changes in the value of the Funds and make them more volatile.  The Funds’ derivative investments, which may result in leverage, and the leveraged investment techniques that the Dynamic Fund employs could cause investors in the Funds to lose more money in adverse environments.  A Fund’s use of leverage may cause the Fund to incur financing charges which will affect performance.  As interest rates rise, the cost of executing leveraged investment strategies will rise as well.

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Market Risk
The value of a Fund’s holdings may decline in price because of changes in prices of its holdings, a broad stock market decline, or political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.  These fluctuations could be a sustained trend or a drastic movement. The markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Risks of Investing in Commodity-Linked Derivatives
The Commodity Trends Strategy Fund’s investment in the Subsidiary generally will not exceed 25% of the value of the Fund’s total assets.  The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable.  Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities.  The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.  The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments.  A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

Risk of Non-Diversification
Each of the Funds is non-diversified.  A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Options and Futures Contracts
The Funds may use options and futures contracts.  The use of options and futures involves certain special risks, including the Adviser’s ability to predict market and interest rate movements.  The value of options and futures is affected by volatility in the prices of underlying instruments.  Imperfect or no correlation between the price of an option or futures contract and the price of an underlying instrument may result from differing levels of demand for options, futures and the underlying instrument, from differences in how options, futures and the underlying instruments are traded, and from the imposition of any daily price fluctuation limits or trading halts.  Losses also may arise due to unanticipated market price movements, the lack of a liquid secondary market for an underlying instrument and from premiums paid by a Fund on a transaction.

Risk of Tracking Error
The Commodity Trends Strategy Fund and Financial Trends Strategy Fund’s return may not match the return of the AFT CTI and AFT FTI, respectively, for a number of reasons.  For example, the Commodity Trends Strategy Fund and Financial Trends Strategy Fund incur a number of operating expenses not applicable to the AFT CTI and AFT FTI.  In addition, each Fund may not be fully invested at all times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions.  The return on the currencies, futures, or other derivatives positions taken by the Commodity Trends Strategy Fund and Financial Trends Strategy Fund, to replicate the performance of the AFT CTI and AFT FTI, may not correlate precisely with the return of the AFT CTI and AFT FTI.

Risks of Investing in Equity Securities
Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

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Risks of Investing in Foreign Instruments
Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the United States, and there may be less public information available about foreign companies.

Risks of Investing in Other Investment Companies and ETFs
Investments in the securities of other investment companies and ETFs (which may, in turn, invest in equities, bonds, and other financial vehicles) may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, a Fund becomes a shareholder of that investment company or ETF.  As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  As a shareholder, the Fund must rely on the investment company or ETF to achieve its investment objective.  If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance.  In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares potentially may trade at a discount or a premium.  Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Risks of Investing in Small and Mid Capitalization Companies
The Dynamic Fund may invest in small and mid capitalization companies.  Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Risks of Volatile Markets
The performances of the Commodity Trends Strategy Fund and the Financial Trends Strategy Fund are designed to correlate to the performances of the AFT CTI and AFT FTI, respectively.  Significant short-term price movements in the components and market sectors that make up those indices, could adversely impact the performance of both the indices and the Funds.

The performance of the Direxion Long/Short Global IPO Fund attempts to capture the economic advantage of investing in equity securities of IPOs.  Significant short-term price movements in those securities could adversely impact the performance of the Fund.

Risks of Investing in a Wholly-Owned Subsidiary
The Commodity Trends Strategy Fund may invest in the Subsidiary.  The Commodity Trends Strategy Fund’s investment in the Subsidiary generally will not exceed 25% of the value of the Fund’s total assets.  The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Commodity Trends Strategy Fund.  The Commodity Trends Strategy Fund will invest in the Subsidiary in order to gain exposure to the investment returns of the commodities markets within the limitations of the federal tax law requirements applicable to regulated investment companies.  The Subsidiary will invest principally in commodity and financial futures, options and swap contracts, as well as certain fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions.  Unlike the Commodity Trends Strategy Fund, the Subsidiary may invest without limitation in commodity-linked derivatives, though the Subsidiary will comply with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that apply to the Commodity Trends Strategy Fund’s transactions in these instruments.  To the extent applicable, the Subsidiary otherwise is subject to the same fundamental and non-fundamental investment restrictions as the Commodity Trends Strategy Fund, and in particular, to the same requirements relating to portfolio leverage, liquidity, and the timing and method of valuation of portfolio investments and Fund shares, described elsewhere in this Prospectus and in the SAI.  By investing in the Subsidiary, the Commodity Trends Strategy Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked derivatives investments.   For a discussion of the risks associated with the Subsidiary’s investments in commodity-linked derivatives, see “Principal Risks – Derivatives Risks”,        “-Risks of Investing in Commodity-Linked Derivatives”, and “- Tax Risk.”

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The Subsidiary is not registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to the investor protections of the 1940 Act.  As an investor in the Subsidiary, the Commodity Trends Strategy Fund will not have the same protections offered to shareholders of registered investment companies.

The Fund and the Subsidiary may not be able to operate as described in this Prospectus in the event of changes to the laws of the United States or the Cayman Islands.  If the laws of the Cayman Islands required the Subsidiary to pay taxes to a governmental authority, the Fund would be likely to suffer decreased returns.

Risks of Shorting Instruments
Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.  The holder of a short position is responsible for paying the dividends and interest accruing on the short position.  Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Sector Risk
Companies that are in similar businesses may be similarly affected by particular economic or market events which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to change.  To the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Security Selection Risk
Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.  This may be a result of specific factors relating to an issuer’s financial condition or operations or changes in the economy, governmental actions or inactions, or changes in investor perceptions regarding the issuer.

Tax Risk
A Fund can qualify as a regulated investment company (“RIC”) under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended,  only if, among other things, it derives at least 90% of its gross income each taxable year from “qualifying income.”  Revenue Ruling 2006-1 (as modified by Revenue Ruling 2006-31) excludes from that category income from certain commodity-linked derivative contracts.  The Commodity Trends Strategy Fund, therefore, will seek to restrict its income from derivatives, such as commodity-linked swaps, and other sources that do not generate qualifying income to a maximum of 10% of its annual gross income.

In recent years, the Internal Revenue Service (“IRS”) has issued some private letter rulings (“PLRs”) treating income from commodity-linked notes (as distinguished from commodity-linked derivatives) similar to those in which the Commodity Trends Strategy Fund intends to invest as qualifying income; it also has issued some PLRs treating income derived from a wholly owned subsidiary similar to the Subsidiary as qualifying income even if the subsidiary itself invests in commodity-linked derivatives.  A PLR may only be relied on by the taxpayer that receives it, and the Fund will not seek a PLR regarding its investments in commodity-linked notes and the Subsidiary.  Rather, the Fund intends to treat the income it derives from those investments as qualifying income based on the analysis in the PLRs mentioned above.   There can be no assurance that the IRS will not change its position with respect to some or all of the conclusions it reached in those PLRs; if it did, and that position was upheld, the Fund might be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.  In the latter event, the Fund would be taxed for federal tax purposes as an ordinary corporation on the full amount of its taxable income without being able to deduct the distributions it makes to its shareholders, who would treat all those distributions as dividends to the extent of the Fund’s earnings and profits.

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Valuation Time Risk
The Funds value their portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).  In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds.  As a result, the daily performance of the Financial Trends Strategy Fund and the Direxion/Wilshire Dynamic Fund that tracks a foreign market index can vary from the performance of that index.

ABOUT YOUR INVESTMENT

Share Price of the Funds

A Fund’s share price is known as its net asset value (“NAV”).  The Funds’ share prices are calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the NYSE is open for business (“Business Day”).  The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate on days that foreign markets are open but the Funds are not open for business.

All shareholder transaction orders received in good form by the Funds’ transfer agent or an authorized financial intermediary by the close of regular trading (generally 4:00 p.m. Eastern time) will be processed at that day’s NAV.

Share price is calculated by dividing a Fund’s net assets by its shares outstanding.  In calculating its NAV, each Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments.  If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser’s knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at fair value estimates by the Adviser under guidelines established by the Board of Trustees.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. Dollar, as provided by an independent pricing service or reporting agency.  The Funds also rely on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund's portfolio.  The pricing service, its methodology or the threshold may change from time to time.  Debt obligations with maturities of 60 days or less are valued at amortized cost.

The Commodity Trends Strategy Fund may invest up to 25% of its total assets in the Subsidiary.  The Subsidiary offers to redeem all or a portion of its shares every Business Day.  The value of the Subsidiary’s shares will fluctuate with the value of its portfolio investments.  The Subsidiary uses the same pricing and valuation methodologies described above to price its shares.

Fair Value Pricing.  Portfolio securities and other assets are valued chiefly by market prices from the primary market in which they are traded.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since the closing prices were established, but before the time as of which the Funds calculate their NAVs.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, a Fund may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures.

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Rule 12b-1 Fees (Investor Class, Class C and Service Class)

The Funds have adopted a distribution plan under Rule 12b-1 pursuant to which the Funds pay for distribution and services provided to Fund shareholders.  Because 12b-1 fees are paid out of the Funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Pursuant to the plan, the Investor Class of each Fund may pay an annual Rule 12b-1 fee of up to 1.00% of the average daily net assets and the Class C shares and Service Class of each Fund may pay an annual Rule 12b-1 fee of up to 0.75% of the average daily net assets.  The Board has currently authorized the Investor Class of each Fund covered by the plan to pay a maximum annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund’s Investor Class.  In addition, the Board has authorized the Investor Class, Class C and Service Class of each Fund to pay a separate annualized shareholder services fee of 0.25% of the average daily net assets and the Institutional Class of the Direxion/Wilshire Dynamic Fund to pay a separate annualized shareholder services fee of 0.15% of the average daily net assets.

Under an agreement with the Funds, your registered investment adviser, financial planner, broker-dealer or other financial intermediary (“Financial Advisor”) may receive Rule 12b-1 fees and/or shareholder services fees from the Funds.  In exchange, your Financial Advisor may provide a number of services, such as: placing your orders and issuing confirmations; providing investment advice, research and other advisory services; handling correspondence for individual accounts; acting as the sole shareholder of record for individual shareholders; issuing shareholder statements and reports; executing daily investment “sweep” functions; and other shareholder services as described in the Funds’ SAI.  For more information on these and other services, you should speak directly to your Financial Advisor.  Your Financial Advisor may charge additional account fees for services beyond those specified above.

Investor Class Shares and Institutional Class Shares

The Funds offer Investor Class shares and Institutional Class shares.  There are no sales loads associated with the purchase of either class of shares.  Investor Class shares are sold by the Funds directly without the services of a Financial Advisor.  Institutional Class Shares are sold by Financial Advisors that provide services to the Funds.  Investor Class shares of each Fund pay a Rule 12b-1 fee and a shareholder servicing fee.  Institutional Class shares of each Fund do not pay Rule 12b-1 fees.  In addition, the Institutional Class shares of the Commodity Trends Strategy Fund, the Financial Trends Strategy Fund and the Direxion Long/Short Global IPO Fund do not pay a shareholder servicing fee.  However, the Institutional Class of the Direxion/Wilshire Dynamic Fund pays a shareholder servicing fee.

Class C Shares and Service Class Shares

The Funds offer Class C shares and Service Class shares.  Both share classes are offered primarily by authorized securities brokers and other financial intermediaries.  Both share classes of each Fund pay a Rule 12b-1 fee and a shareholder servicing fee as shown in the table below.  In addition, the Service Class charges a 1.00% redemption fee if shares are sold within 90 days of purchase.

	Class C	Service Class
Contingent deferred sales Charge (“CDSC”)	1.00% if shares are redeemed within 12 months of purchase.	None.
Distribution/Service (Rule 12b-1) Fee	0.75%	0.75%
Shareholder Servicing Fee	0.25%	0.25%
Redemption Fee	None.	1.00%

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Please note that a CDSC is associated with the purchase of Class C shares.  You should carefully consider the sales charges and expense structures associated with each share class when deciding to invest in either Class C or Service Class shares of a Fund.

Class C and Service Class shares are sold at a Fund’s NAV.  There is no up-front sales charge, so that the full amount of your purchase is invested in the Fund.  However, if you sell your Class C shares within 12 months of purchase, you will pay a 1.00% CDSC based on the original purchase price or redemption proceeds, whichever is lower.  The CDSC is used to reimburse Rafferty Capital Markets, LLC, the Funds’ distributor, (the “Distributor”) for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your Class C investment in connection with your initial purchase.

Waiver of CDSC.  The CDSC will be waived for the redemption of C-Class Shares:

•	purchased through a financial intermediary that has entered into arrangements with the Distributor to forego receipt of an initial sales commission;

•	purchased by reinvesting dividends;

•	following the death or disability of a shareholder; or

•	resulting from a Fund exercising its right to redeem accounts that maintain a balance below the current applicable minimum investment.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

Additional Payments to Financial Intermediaries

The Adviser (and its affiliates) may make substantial payments to financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Adviser receives from the Funds. These payments may be made to financial intermediaries for marketing, promotional or related expenses.  These payments, sometimes referred to as “revenue sharing,” do not change the price paid by investors to purchase shares of the Funds or the amount investors in the Funds would receive as proceeds from the redemption of such shares and will not increase the expenses of investing in the Funds.

Examples of “revenue sharing” payments include, but are not limited to, payment to financial institutions for “shelf space” or access to a third-party platform or portfolio offering list or other marketing programs, including, but not limited to, inclusion of a Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Adviser access to the financial institution’s sales force; granting the Adviser access to the financial institution’s conferences and meetings; assistance in training and educating the financial institution’s personnel; and obtaining other forms of marketing support. Revenue sharing payments also may be made to financial intermediaries that provide various services to the Funds, including but not limited to, record keeping, shareholder servicing, transaction processing, sub-accounting services and other administrative services. The Adviser may make other payments or allow other promotional incentives to financial intermediaries to the extent permitted by the SEC, by the Financial Industry Regulatory Authority, Inc. (“FINRA”) and by other applicable laws and regulations.

The level of revenue sharing payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of a Fund attributable to the financial institution, or other factors as agreed to by the Adviser and the financial institution or any combination thereof.  The amount of these revenue sharing payments is determined at the discretion of the Adviser from time to time, may be substantial, and may be different for different financial institutions depending upon the services provided by the financial institution. Such payments may provide an incentive for the financial institution to make shares of a Fund available to its customers and may allow the Funds greater access to the financial institution’s customers.

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Shareholder Services Guide

You may invest in the Funds through traditional investment accounts, including an Automatic Investment Plan, IRAs (including Roth IRAs), self-directed retirement plans or company sponsored retirement plans.  Applications and descriptions of any service fees for retirement or other accounts are available directly from the Funds.  You may invest directly with the Funds or through certain financial intermediaries.  If you open your account through a financial intermediary then your financial intermediary will ordinarily assist you in completing the necessary application.  Any transaction effected through a financial intermediary may be subject to a processing fee.  The minimum initial investment is set forth below.  Rafferty may waive these minimum requirements at its discretion.  Contact Rafferty if you need additional information or assistance.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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The Funds offer the option to submit purchase orders through your financial intermediary or to send purchase orders to the Funds as described in the table below.

Purchase Methods	Initial Purchases	Subsequent Purchases
Minimum Investment: Investor Class, Class C and Service Class Accounts	$2,500 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.*	$0
Minimum Investment: Retirement Accounts (Regular, Roth and Spousal IRAs)	$1,000 or a lesser amount if you are a client of a securities dealer, bank or other financial institution.*	$0
Minimum Investment Institutional Class Accounts	$5,000,000	$0
By Mail
• Complete and sign your Application.  Remember to include all required documents (if any).
• Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase.
• Send the signed Application and check to:
Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Do not send via express mail or
overnight delivery to the P.O. Box address.)

• Complete an Investment Slip or provide written instructions with your name, account number and the fund in which you would like to invest.
• Make a check payable to “Direxion Funds” and indicate the Fund you would like to purchase and your account number.
• Send the Investment Slip and check to:
Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Wire
• Contact Direxion at (800) 851-0511 to make arrangements to send in your Application via facsimile or mail.
• Mail the Application according to instructions the representative will give you.
Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
• Call (800) 851-0511 to: (a) confirm receipt of the Application; (b) receive an account number; and (c) receive a confirmation number.
Wired funds must be received prior to market close to be eligible for same day pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

• Contact Direxion at (800) 851-0511 with your account number, the amount wired and the Fund(s) in which you want to invest.
• You will receive a confirmation number; retain your confirmation number.
• Instruct your bank to wire the money to:
US Bank NA, Milwaukee, WI  53202
ABA 075000022
Credit: US Bancorp Fund Services, LLC
ACCT # 112-952-137
FFC: Direxion Funds
(Your name and Direxion Account Number)

By Telephone
• You must have elected the “Purchase by Telephone” option on your Application, your account must be open for 15 days and you must have banking information established on your account prior to purchasing shares by telephone.
• The minimum telephone purchase is $500.00.
• Contact Direxion at (800) 851-0511 to purchase additional shares of the Fund(s).  Orders will be accepted via the electronic funds transfer through the Automated Clearing House (“ACH”) network.
• Shares will be purchased at the NAV calculated on the day your order is placed provided that your order is received prior to market close.

Through Financial Intermediaries	Contact your financial intermediary.	Contact your financial intermediary.

*
The Adviser may set different investment minimums for certain securities dealers, banks, and other financial institutions that provide certain shareholder services or omnibus processing for the Funds in fee-based mutual fund programs.

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Contact Information
By Telephone	(800) 851-0511
Fax	(Faxes may be accepted, but must be pre-authorized by a representative. Please call (800) 851-0511 to receive authorization and the fax number.)
Internet	www.direxionfunds.com
Regular Mail	Direxion Funds P.O. Box 701 Milwaukee, Wisconsin 53201-0701
Overnight Mail	Direxion Funds Mutual Fund Services - 3rd Floor 615 East Michigan Street Milwaukee, Wisconsin 53202

If you opened your shareholder account through a financial intermediary, you will ordinarily submit your exchange or redemption order through that financial intermediary.  You may also exchange or redeem Fund shares as described in the following table.

Instructions for Exchanging or Redeeming Shares
By Mail	Send written instructions sufficient to process your request to: Direxion Funds P.O. Box 701 Milwaukee, Wisconsin 53201-0701
By Telephone	(800) 851-0511 for Individual Investors (877) 437-9363 for Financial Professionals
By Internet	• Log on to www.direxionfunds.com. Establish an account ID and password by following the instructions on the site. • Follow the instructions on the site.
Through Financial Intermediaries	Contact your financial intermediary.

ACCOUNT AND TRANSACTION POLICIES

Payment for Shares.  All purchases must be made in U.S. dollars through a U.S. bank.  The Funds will not accept payment in cash or money orders.  The Funds also do not accept cashier’s checks in amounts of less than $10,000.  In addition, to prevent check fraud, the Funds do not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares.  We are unable to accept post-dated checks, post-date on-line bill pay checks or any conditional order or payment.  If your check does not clear, you will be charged a $25.00 fee.  In addition, you may be responsible for losses sustained by the Fund for any returned payment.

You will receive written confirmation by mail, but we do not issue share certificates.

Anti-Money Laundering Program.  The Funds’ transfer agent will verify certain information from investors as part of the Funds’ anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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If the Funds do not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five Business Days if clarifying information and/or documentation is not received.

Good Form.  Good form means that your purchase (whether direct or through a financial intermediary) is complete and contains all necessary information, has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.) and is accompanied by sufficient purchase proceeds.  For a purchase request to be in good form, it must include: (1) the name of the Fund; (2) the dollar amount of shares to be purchased; and (3) your purchase application or investment stub.  An Application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Application and receives correct payment by check or wire transfer.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to properly notify the Funds of such trade or trades.  In particular, financial intermediaries that transact in shares of the Funds through Fundserv must, in many cases, notify the Funds of trades before placing them in the Fundserv system.  In the event that a financial intermediary transacts in shares of the Funds through the Fundserv system without notifying the Funds of such trades in advance, such transaction may be deemed not to have been received in good order.  In practice, this means that a confirmation from a financial intermediary is not binding on the Funds.  In the event that a trade is deemed not to have been received in good form, for whatever reason, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is canceled, the Funds shall have the right to a return of proceeds.  Cancellation of a trade is processed at the NAV at which the trade was originally received and is ordinarily completed the next Business Day.  Please contact your financial intermediary to determine how it processes transactions in shares of the Funds.

Financial Intermediaries.  If you opened your shareholder account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary. Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction.  For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Order Policies.  There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed.  This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings.  The Funds reserve the right to reject any purchase order or suspend offering of their shares.  Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Telephone Transactions.  For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information.  We also may record the conversation for accuracy.  During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.  Telephone transaction privileges are automatically granted, unless you declined such privileges on your account application.  If you previously declined telephone privileges and would like to add this option to your account, please contact the Funds at (800) 851-0511 for instructions.  IRAs are not eligible for telephone redemption privileges.  The maximum amount that may be redeemed by telephone is $100,000.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial minimum investment of $2,500 for the Investor Class, Class C and Service Class, and $5,000,000 for the Institutional Class, you authorize the Funds to withdraw the amount you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum monthly investment of $500.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application or call the Funds at (800) 851-0511.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Funds’ transfer agent by telephone or in writing, five days prior to the effective date of the next transaction.  A fee, currently $25, will be imposed if your AIP transaction is returned.

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Signature Guarantees.  In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange.  A notary public cannot guarantee signatures.  Your signature must be guaranteed if:

•	You are changing your account ownership;
•	Your account registration or address has changed in the last 30 days;
•	The redemption proceeds are sent to any person, address or bank account other than the one listed on record with the Funds;
•	The proceeds are payable to a third party;
•	The sale is greater than $100,000; or
•	There are other unusual situations as determined by the Funds’ transfer agent.

Non-financial transactions including establishing or modifying certain services on an account may require a signature verification or other acceptable signature authentication.

Exchange Policies.  You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Fund (including Funds not offered in this Prospectus) and Institutional Class shares of your current Fund(s) for Institutional Class shares of any other Fund that offers Institutional Class shares.  You may exchange Class C shares of your current Fund(s) for Class C shares of any other Fund (including Funds not offered in this Prospectus) and Service Class shares of your current Fund(s) for Service Class shares of any other Fund that offers Service Class shares, as long the Prospectus for the Service Class of that Fund permits exchanges.  Exchanges will be processed at the next determined NAV after receipt of your order in good form without any charges.  The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number. If your exchange establishes a new position in a Fund, you must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.  You may exchange by telephone unless you declined telephone exchange privileges on your Account Application.

Subject to Rafferty’s approval, investors currently holding Investor Class shares may convert to Institutional Class shares, without incurring tax consequences and/or redemption fees.  To inquire about converting your Investor Class shares to Institutional Class shares, please call (800) 851-0511.

Redemption Proceeds.  Redemption proceeds from any sale of shares will normally be sent within seven days from the time a Fund receives your request in good order.  For investments that have been made by check, payment on sales requests may be delayed until the Funds’ transfer agent is reasonably satisfied that the purchase payment has been collected by a Fund, which may require up to 10 calendar days.  Your proceeds will be sent via check, wire or electronic funds transfer through the ACH network using the address or bank account listed on the transfer agent’s records.  You will be charged a wire transfer fee of $15.00, which will be deducted from your account balance on dollar specific redemption requests or from the proceeds on share specific requests.  This fee is in addition to any fees that may be imposed by your bank.  Your proceeds will be wired only to the bank listed on the transfer agent’s records.  There is no charge for payment sent through the ACH network and proceeds are generally available within 2 to 3 days. Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  The Funds also offer a Systematic Withdrawal Plan for shareholders who require periodic payments, such as those from IRAs.  For more information on this option, please contact the Funds at (800) 851-0511.

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Redemption Fees.  The Funds are not suitable for purchase by active investors.  The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market-timing” or other types of excessive short-term trading that could adversely affect shareholder returns.  Consequently, the Board of Trustees has adopted policies to prevent frequent purchases and redemptions of shares of a Fund.  In an effort to discourage short-term trading and defray costs related to such trading, the Board of Trustees has approved a redemption fee of 1.00% on sales and exchanges (collectively, “redemptions”) of a Fund’s shares made within ninety (90) days of the date of purchase (including shares acquired through an exchange), subject to the limitations described below.

The redemption fee is deducted from the redemption proceeds and cannot be paid separately.  The redemption fee is credited to the assets of a Fund.  The redemption fee does not apply to shares purchased with reinvested dividends or  other distributions.  To calculate the redemption fee, a Fund will use the first-in, first-out method to determine how long a shareholder has held shares of the Fund.  This means that a Fund will assume that shares held by a shareholder for the longest period of time will be sold first.

The redemption fee applies to Fund shares purchased directly through a Fund or through a financial intermediary, such as a broker-dealer.  Transactions through financial intermediaries typically are placed with a Fund on an omnibus basis and include purchase and sale transactions placed on behalf of multiple investors.  The Funds request that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to a Fund.  However, the Funds recognize that due to operational and system limitations, financial intermediaries’ methods for tracing and calculating the fee may be inadequate or differ in some respects from those of a Fund.  To the extent that a financial intermediary is unable to collect the redemption fee, a Fund may not be able to defray the expenses associated with short-term trades made by that financial intermediary’s customers.

Each Fund reserves the right to waive the redemption fee, in its discretion, where a Fund believes that such waiver is in the best interests of the Fund.  Each Fund also may waive the redemption fee in circumstances where a financial intermediary’s systems are unable to properly assess the fee and for redemptions that a Fund reasonably believes may not raise frequent trading or market timing concerns, including:

•	Redemptions by participants in certain qualified retirement and deferred compensation plans and group annuity contracts;

•	Redemptions resulting from certain transfers upon the death of a shareholder;

•	Redemptions by certain pension plans as required by law or regulatory authorities;

•	Redemptions pursuant to a systematic withdrawal plan;

•	Retirement loans and withdrawals; and

•	Redemptions in accounts participating in certain approved asset allocation programs.

Low Balance Accounts.
Investor Class, Class C and Service Class shares.  If your total account balance falls below $1,000 due to withdrawals, then we may sell your shares of the Funds.  We will inform you in writing 30 days prior to selling your shares.  If you do not bring your total account balance up to $1,000 within 30 days, we may sell your shares and send you the proceeds.  We will not sell your shares if your account value falls due to market fluctuations.

Institutional Class.  If your total account balance falls below $5,000,000 due to withdrawals, your shares automatically may be converted to Investor Class shares of the Funds.  We will inform you in writing 30 days prior to such conversion.  We will not convert your shares if your account value falls due to market fluctuations.

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Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio.  It is not expected that the Funds would do so except in unusual circumstances. To the extent that a Fund redeems its shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities.

Excessive Trading.  Each Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt the Funds’ investment program and create additional transaction costs that are borne by all shareholders.  The Board of Trustees has adopted a policy regarding excessive trading.

The Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  In an effort to minimize harm to the Funds and their shareholders, the Funds reserve the right, in their sole discretion, to reject purchase orders from individuals or groups who, in the Funds’ view, are likely to engage in market timing or excessive trading and suspend the offering of Fund shares.  The Funds reserve the right, in their sole discretion, to indentify trading practices as abusive. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through financial intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Electronic Delivery of Reports.  Direxion Fund shareholders can save paper by electing to receive their account documents by e-mail in place of paper copies.  You may choose electronic delivery for Prospectuses, supplements, Annual and Semi-Annual Reports.  To enroll in E-Delivery you can opt-in when completing a direct account application with Direxion Funds.  You can also register, cancel, change your e-mail address or change your consent options by logging onto www.direxionfunds.com/edelivery.com.

MANAGEMENT OF THE FUNDS

Rafferty provides investment services to the Funds.  Rafferty manages the investment of the Funds’ assets consistent with their investment objectives, policies and limitations.  Rafferty has been managing mutual funds since June 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of December 31, 2009, the Adviser had approximately $6.3 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Commodity Trend Strategy Fund, Financial Trends Strategy Fund, Direxion/Wilshire Dynamic Fund and Direxion Long/Short Global IPO Fund pay Rafferty fees at an annualized rate of 0.85%, 0.85%, 0.75% and 0.75%, respectively, based on a percentage of each Fund’s daily net assets.

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for each Fund, other than the Direxion Long/Short Global IPO Fund, in 2009 is included in the Funds’ Annual Report for the period ended October 31, 2009.  A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreement for the Direxion Long/Short Global IPO Fund will be included in the Funds’ Semi-Annual Report for the period ended April 30, 2010.

Under a separate investment advisory agreement with Rafferty, the Subsidiary pays Rafferty an advisory fee at an annual rate of 1.00% of the Subsidiary’s average daily net assets.  Under this agreement, Rafferty provides to the Subsidiary the same type of investment advisory services on the substantially same terms as Rafferty provides advisory services to the Commodity Trends Strategy Fund.

The Subsidiary also has entered into agreements with the Commodity Trends Strategy Fund’s service providers for the provision of administrative, accounting, transfer agency and custody services.  The Subsidiary will bear the expenses associated with these services, which are not expected to be material in relation to the value of the Commodity Trends Strategy Fund’s assets.  It is also anticipated that the Commodity Trends Strategy Fund’s own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level.  Therefore, it is expected that the Commodity Trends Strategy Fund’s investment in the Subsidiary will not result in the Fund’s paying duplicative fees for similar services provided to the Commodity Trends Strategy Fund and the Subsidiary.

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For the Commodity Trends Strategy Fund and the Financial Trends Strategy Fund, an investment team of Rafferty employees has the day-to-day responsibility for managing the Funds. The investment team generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation.  The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time.  The members of the investment team that are jointly and primarily responsible for the day-to-day management of the Funds are Paul Brigandi and Adam Gould.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004.  Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004.  Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007.  Prior to joining Rafferty, Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic Index funds, and 20 separately managed accounts.  Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University.  Prior to attending graduate school, Mr. Gould was a NASDAQ Market Maker at Deutsche Bank from 1999 through 2002.  He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

Rafferty has retained Wilshire Associates Incorporated, through its Wilshire Funds Management business unit, to serve as Subadviser to the Direxion/Wilshire Dynamic Fund.  Rafferty (not the Direxion/Wilshire Dynamic Fund) pays Wilshire® a subadvisory fee at an annualized rate of 0.25% of the Direxion/Wilshire Dynamic Fund’s average daily net assets.  Wilshire is located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401 and is 100% owned by active key employees, including Dennis A. Tito, founder, chairman and chief executive officer, who beneficially owns a majority of the outstanding shares of the company.  Wilshire’s institutionally-based investment solutions include the creation of customized multi-discipline, multi-manager and hedge fund investment solutions to financial intermediaries serving retail and institutional investors.  Wilshire Funds Management conducts its investment decision-making through an investment committee structure.

Wilshire Associates Incorporated is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets.  As of December 31, 2009, the Wilshire Funds Management business unit managed approximately $53.6 billion in assets under advisement, all of which are in multi-manager strategies.  Wilshire is a registered service mark of Wilshire Associates Incorporated, Santa Monica, California.

For the Direxion/Wilshire Dynamic Fund, Wilshire’s portfolio management team has the day-to-day responsibility for managing the Direxion/Wilshire Dynamic Fund’s asset allocation under the supervision of Rafferty.  Under the subadvisory arrangement, Wilshire directs the allocation of the Direxion/Wilshire Dynamic Fund’s assets among various asset classes and investment vehicles.  Rafferty implements Wilshire’s allocation decisions for the Direxion/Wilshire Dynamic Fund by placing all brokerage orders for the purchase and sale of the underlying securities.  The members of Wilshire’s portfolio management team responsible for managing the Direxion/Wilshire Dynamic Fund are lead portfolio manager, Cleo Chang, and co-portfolio manager, James St. Aubin.

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Ms. Chang is a vice president and lead portfolio manager on the Direxion/Wilshire Dynamic Fund.  Ms. Chang also serves as the head of the Investment Research Group of Wilshire Funds Management.  With more than nine years of investment management and financial services experience, Ms. Chang is responsible for creating customized investment solutions, portfolio modeling and the formation and implementation of investment policy and process.  Her previous responsibilities included manager research, portfolio strategy and product development.  Ms. Chang holds an MBA with a concentration in Finance from the Marshall School of Business and an MS in Mathematical Finance from the University of Southern California.  She earned her BA in Economics from the University of California, Berkeley.

Mr. St. Aubin is a vice president and co-portfolio manager on the Direxion/Wilshire Dynamic Fund.  Mr. St. Aubin has more than nine years’ experience in the asset management industry, including involvement with asset allocation strategy, manager research and product development.  Prior to joining Wilshire, he worked in a similar capacity as a portfolio manager of multi-disciplinary target risk portfolios with a focus on developing strategic and tactical asset allocation solutions.  Mr. St. Aubin earned a BBA in Finance from DePaul University and has also earned the Chartered Financial Analyst (CFA) designation.

Rafferty has retained IPOX® Capital to serve as Subadviser to the Direxion Long/Short Global IPO Fund.  IPOX® Capital is located at 141 West Jackson Boulevard, Suite 1340A, Chicago, Illinois, 60604-2991 and is an independent, innovative financial services company specialized in Financial Products Design related to global IPOs and spin-offs.  IPOX® Capital was formed in 2009 and is newly registered with the SEC as an investment adviser.  IPOX is a registered international trademark of IPOX® Schuster LLC and IPOX® IPO Indexes and Derivatives (patent pending).  Rafferty (not the Direxion Long/Short Global IPO Fund) will pay IPOX Capital a subadvisory fee each month based on the Fund’s prior month’s total net assets at an annualized rate of 0.25% on assets up to $100 million, 0.30% on assets between $100 million and $200 million, 0.35% on assets between $200 million and $300 million and 0.40% on assets over $300 million.  Under the subadvisory arrangement, Rafferty implements IPOX Capital’s investment decisions for the Direxion Long/Short Global IPO Fund by placing all brokerage orders for the purchase and sale of those securities.  An investment team from IPOX Capital consisting of Josef Schuster and Darren Fabric manages the Direxion Long/Short Global IPO Fund’s assets under the supervision of Rafferty.

Mr. Josef Schuster is the portfolio manager of the Direxion Long/Short Global IPO Fund.  With 15 years of experience in IPO research and financial services, Mr. Schuster is the founder of IPOX Schuster LLC and IPOX Capital and responsible for portfolio modeling and implementation of the fund’s investment policy.  He is the chief architect of the IPOX Indexes, a global index group initiated in 2004 which encompasses an index technology allowing for asset-allocation focused exposure to the ‘going public’ effect of global IPOs and spin-offs.  Mr. Schuster holds a MS.c. and Ph.D. in Accounting and Finance from the London School of Economics (LSE).  He earned his BA in Business Administration from the European Business School (EBS), London.

Mr. Darren Fabric is a Co-Portfolio Index Manager with IPOX Capital.  Prior to joining the firm, Mr. Fabric worked for 7 years in various roles at Archipelago, the upstart ECN that later merged with the NYSE.  Prior to Archipelago, Mr. Fabric spent 8 years as an independent futures and options trader at the CME specializing in short term interest rate products.  Mr. Fabric received an MBA in Finance from DePaul University in 1992 and a BA in Economics from the University of Wisconsin.

The Funds’ SAI provides additional information about the investment committees’ members’ compensation, other accounts they manage and their ownership of securities in the Funds.

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PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.  Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  The Annual and Semi-Annual Reports will be available by contacting the Direxion Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 851-0511.

DISTRIBUTIONS AND TAXES

Distributions.  Each Fund distributes dividends from its net investment income at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

Each Fund also distributes any realized net capital gains and net gains from foreign currency transactions, if any, at least annually.  A Fund realizes capital gains mainly from sales of its portfolio assets for a profit.

Dividends and other distributions (collectively, “distributions”) will be reinvested in additional Fund shares automatically at the distributing Fund’s NAV per share unless you request otherwise in writing.  Normally, distributions are taxable to shareholders whether received in cash or reinvested.  If you elect to receive distributions from a Fund by check and the U.S. Postal Service office cannot deliver the check or the check remains uncashed for six months, the Fund reserves the right to reinvest the check in your account at the Fund’s then-current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

Due to the pattern of purchases and redemptions in many of the Funds, a Fund’s total net assets may fluctuate significantly over the course of a year.  Because a Fund may declare and pay distributions at any time, an investor may receive a distribution, which may be taxable, shortly after making an investment in that Fund.

Taxes.  Tax consequences of a distribution will vary depending on whether the distribution is from investment income or net capital gain, and in the latter case, how long a Fund has held the assets the sale of which generated the gains, not how long you held your Fund shares. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income).  Gains on sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates (a maximum of 15% for individual shareholders).

The following table illustrates the potential tax consequences for taxable accounts:

Type of Transaction	Tax Rate/Treatment*
Dividend (other than qualified dividend income (“QDI”)) distribution	Ordinary income rate
Distribution of QDI (see below)	Long-term capital gains rate
Distribution of net short-term capital gains	Ordinary income rate
Distribution of net long-term capital gains	Long-term capital gains rate
Redemption or exchange of Fund shares owned for more than one year	Long-term capital gain or loss
Redemption or exchange of Fund shares owned for one year or less	Gain is taxed at the same rate as ordinary income; loss is subject to special rules

*
Tax consequences for tax-deferred retirement accounts (such as 401(k) plan accounts and IRAs) or other non-taxable shareholders generally will be different.  You should consult your tax specialist for more information about your personal situation.

QDI consists of dividends a Fund receives from most U.S. corporations and “qualified foreign corporations,” provided that the Fund satisfies certain holding period and other requirements (collectively, “QDI Requirements”) regarding the stock on which the dividends were paid.  Dividends received from other investment companies (including ETFs that are taxed as RICs) and real estate investment trusts (“REITs”) will only qualify for QDI treatment to the extent that the other investment company or REIT designates the qualifying portion to its shareholders.  A Fund’s dividends attributable to its QDI are taxed to individual shareholders at the long-term capital gains rate, a maximum federal rate of 15% for shareholders who satisfy the QDI Requirements regarding their Fund shares.  These special rules generally apply to taxable years beginning before January 1, 2011.

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If you are a taxable non-corporate shareholder of a Fund, then each year the Fund will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable redemption transactions. Normally, distributions are taxable in the year you receive them.  However, any distributions declared in the last three months of a calendar year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

If you are a taxable non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), the Fund is required to withhold and remit to the IRS 28% of all distributions and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to you.  If you are such a shareholder and are otherwise subject to backup withholding, the Fund is also required to withhold and remit to the IRS 28% of all distributions otherwise payable to you.  Any tax withheld may be applied against your tax liability when you file your tax return.

As noted under “Principal Risks – Tax Risk,” the Commodity Trends Strategy Fund must derive at least 90% of its gross income each taxable year from “qualifying income” to qualify as a RIC.  Revenue Rulings exclude from that category income from certain commodity-linked derivative contracts, but subsequent PLRs the IRS issued treat income from commodity-linked notes (as distinguished from commodity-linked derivatives) similar to those in which the Fund intends to invest, as well as income derived from a subsidiary similar to the Subsidiary, as qualifying income, in the latter case even if the subsidiary itself invests in commodity-linked derivatives.  The Fund, therefore, will seek to comply with the criteria in those IRS pronouncements and to restrict its income from derivatives, such as commodity-linked swaps, and other sources that do not generate qualifying income to a maximum of 10% of its annual gross income and will seek to gain exposure to the commodities markets primarily through investments in commodity-linked notes and the Subsidiary.

MASTER/FEEDER OPTION

A Fund may in the future operate under a master/feeder structure.  This means that a Fund would be a “feeder” fund that attempts to meet its objective by investing all or a portion of its investable assets in a “master” fund with the same investment objective.  The “master” fund would purchase securities for investment.  It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds.  If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for one or more Funds without seeking shareholder approval.  However, the Trustees’ approval will be given only if the investment(s) in the master fund(s) is (are) in the best interests of the Funds and their shareholders.  In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.  You also will receive a 30-day notice prior to the implementation of the master/feeder structure for your fund.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index.  Index returns are adjusted to reflect the reinvestment of dividends on securities in the index, but do not reflect the expenses of the Fund.

The AFT CTI is a composite of 16 highly liquid commodity futures grouped into 6 sectors. The internal non-correlation among the components makes the AFT CTI a well diversified low volatility indicator. The AFT CTI is a “rolling indicator” because futures contracts have limited durations.  The AFT CTI is not intended to be a representative of a particular futures market or group of markets.

The AFT FTI is a diversified composite of eight, highly liquid global financial futures designed to measure the extent and duration of price movements and volatility among its components which are positioned long or short. The AFT FTI rules based methodology captures in aggregate both the upward and downward price trends of its components. The index is not intended to be representative of a particular futures market or group of markets.

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The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

The IPOX Global Composite Index is a rules-based index and provides the basis for the various IPOX Sub-Indexes. It is a value-weighted all-cap momentum index that measures the performance of IPOs and spin-offs in calendar time. The IPOX Global Composite Index is dynamically reconstituted as IPOs enter the index at their 7th trading day and exit automatically 1000 trading days or approximately four years thereafter. Because IPO activity fluctuates over time, the number of securities in the IPOX Global Composite Index changes accordingly. The IPOX Global Composite Index encompasses the broad mix of global IPOs during the past four years, including large, more mature IPO companies, fast-growing and successful IPOs as well as IPOs underperforming the market. In order to be eligible for index membership, companies must meet minimum quantitative entrance requirements and must trade on the major stock exchanges. The IPOX Global Composite Index currently captures more than 2,300 companies with an underlying market capitalization exceeding USD 3.6 trillion and USD 1.4 trillion of free-float, underlying the significance of the global IPO market.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds below for the periods indicated.  The information set forth below was audited by Ernst & Young LLP, whose report, along with the Funds’ financial statements, are included in the Annual Report, which is available upon request.  Certain information reflects financial results for a single fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The financial highlights below are those of the Investor Class shares of the Funds.  The Class C and Service Class shares of the Funds and the Institutional Class of the Direxion/Wilshire Dynamic Fund were not offered prior to the date of this Prospectus.

No financial information is available for the Direxion Long/Short Global IPO Fund because the Fund had not commenced operations prior to the date of this Prospectus.

															Ratios to Average Net Assets

																	Net
			Net Realized	Net Increase													Investment
	Net Asset		and	(Decrease)	Dividends	Distributions					Net Asset						Income (Loss)
	Value,	Net	Unrealized	in Net Asset	from Net	from	Return		Redemption		Value,			Net Assets,			After Expense	Portfolio
	Beginning	Investment	Gain (Loss)	Value Resulting	Investment	Realized	of Capital	Total	Fees		End	Total		End of	Total	Net	Reimbursement/	Turnover
Year/Period	of Period	Income (Loss)4	on Investments	from Operations	Income	Capital Gains	Distribution	Distributions	Paid to Fund		of Period	Return2		Period (,000)	Expenses3	Expenses3	Recoupment3	Rate5
Commodity Trends Strategy Fund (Consolidated)
Investor Class Shares
May 1, 2009 to October 31, 2009	$ 29.42	$ (0.25)	$ (0.37)	$ (0.62)	$ -	$ -	$ -	$ -	$ 0.01		$ 28.81	(2.07%)		$ 308,482	2.01%	1.93%	(1.68%)	0%
June 10, 20081 to April 30, 2009	30.00	(0.34)	(0.21)	(0.55)	-	-	(0.08)	(0.08)	0.05		29.42	(1.73%)	6	363,818	2.02%	2.00%	(1.22%)	0%
Institutional Class Shares
May 1, 20091 to October 31, 2009	28.98	(0.18)	0.07	(0.11)	-	-	-	-	-	7	28.87	(0.38%)		36,034	1.48%	1.44%	(1.21%)	0%

Financial Trends Strategy Fund
Investor Class Shares
March 2, 20091 to October 31, 2009	30.00	(0.33)	0.30	(0.03)	-	-	-	-	0.04		30.01	0.03%		26,343	2.23%	1.90%	(1.69%)	0%
Institutional Class Shares
May 1, 20091 to October 31, 2009	28.89	(0.18)	1.37	1.19	-	-	-	-	-	7	30.08	4.12%		18,539	1.58%	1.40%	(1.23%)	0%

Direxion/Wilshire Dynamic Fund
March 2, 20091 to October 31, 2009	30.00	0.09	11.65	11.74	-	-	-	-	0.01		41.75	39.17%		13,307	2.09%	1.55%	0.34%	105%	2

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
5  Portfolio turnover is calculated without regard to short-term securities having a maturity of  less than one year.  Investments in options, swaps, and futures contracts and repurchase agreements are deemed short-term securities.

6 The Adviser made an involuntary contribution for fund overdraft. If the contributions had not been made, the total return would have been less than .005% lower.
7 Amount is less than $0.005.

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[DIREXION LOGO]
33 Whitehall Street, 10th Floor
New York, New York 10004

(800) 851-0511

PROSPECTUS

Commodity Trends Strategy Fund

Financial Trends Strategy Fund

Direxion/Wilshire Dynamic Fund

Direxion Long/Short Global IPO Fund

Investor Class
Institutional Class
Class C shares
Service Class

MORE INFORMATION ON THE DIREXION FUNDS

Statement of Additional Information (“SAI”):
The Funds’ SAI contains more information on the Funds and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:
The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Funds
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

Call:	(800) 851-0511

By Internet:	www.direxionfunds.com

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s website at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Rafferty Capital Markets, LLC, Distributor
59 Hilton Avenue
Garden City, New York 11530
SEC File Number: 811-8243

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